Stock Option Plan - Schedule of Option Activity (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Option Activity [Line Items]
Outstanding, Number of stock options (in Shares)		400,000	400,000
Outstanding, Weighted Average Exercise price		$ 2.09	$ 2.09
Outstanding, Weighted Average Grant Date Fair Value		$ 0.5	$ 0.5
Exercised during the year, Number of stock options (in Shares)
Exercised during the year, Weighted Average Exercise price
Exercised during the year, Weighted Average Grant Date Fair Value
Expired and cancelled during the year, Number of stock options (in Shares)
Expired and cancelled during the year, Weighted Average Exercise price
Expired and cancelled during the year, Weighted Average Grant Date Fair Value		$ 0.5
Outstanding, Number of stock options (in Shares)			400,000
Outstanding, Weighted Average Exercise price			$ 2.09
Outstanding, Weighted Average Grant Date Fair Value			0.5
Range of exercise price per share, Weighted Average Exercise price			$ 2.09